Interest and Finance Costs, detail (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Interest and Finance Costs [Abstract]
Interest expense	$ 9,015	$ 11,350
Interest income from bond repurchase	(554)
Amortization of financing costs	718	512
Loan expenses	163	147
Interest and finance costs	$ 9,342	$ 12,009